Prospectus Supplement

                               Dated Oct. 3, 2005*

        RiverSource(SM) New Dimensions Fund(R) (Oct. 3, 2005) S-6440-99 Y

SEPARATION FROM AMERICAN EXPRESS COMPANY

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) became an independent company with no affiliation to American Express Company and is now trading as a separate public company under the ticker symbol AMP. Ameriprise Financial and its subsidiaries provide a variety of services to the RiverSource Mutual Funds:

-------------------------------------------- ------------------------------------------- -------------------------------------
Company Name (Effective Aug. 1, 2005)         Former Name/Service Provider                Services
-------------------------------------------- ------------------------------------------- -------------------------------------
Ameriprise Financial, Inc.                   American Express Financial Corporation      Administrative Services
-------------------------------------------- ------------------------------------------- -------------------------------------
RiverSource Investments, LLC                 Services previously provided by American    Investment Management Services
                                             Express Financial Corporation
-------------------------------------------- ------------------------------------------- -------------------------------------
Ameriprise Financial Services, Inc.          American Express Financial Advisors Inc.    Distribution Services
-------------------------------------------- ------------------------------------------- -------------------------------------
RiverSource Service Corporation              American Express Client Service             Transfer Agent Services
                                             Corporation
-------------------------------------------- ------------------------------------------- -------------------------------------
Ameriprise Trust Company                     American Express Trust Company              Custodian Services
-------------------------------------------- ------------------------------------------- -------------------------------------

On Oct. 1, 2005, the Fund changed its name from AXP New Dimensions Fund to RiverSource New Dimensions Fund.

ADDITIONAL UPDATE

At a Board of Directors meeting on January 12-13, 2005, the directors of the Fund determined that it was in the best interests of shareholders to withdraw the Fund's assets from the master portfolio structure. The steps to withdraw from the master portfolio and establish an independent portfolio of securities for the Fund are expected to be completed in late 2005 or early 2006. RiverSource Investments, LLC, the investment manager to the master portfolio, will continue to serve as investment manager to the Fund under the same terms and conditions.

S-6440-25 A (10/05)

Valid until next update.

* Destroy Oct. 17, 2005

The fees and expenses table and expense examples contained in the Fund's prospectus, which describe the fees and expenses you may pay if you buy and hold shares of the Fund, have been updated, adjusted to reflect current fees. The updated fees and expenses table and expenses examples referenced below replaces those in the Fund's current prospectus.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A       Class B      Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             5.75%         none         none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         none(b)        5%           1%          none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                             0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.26%    0.29%   0.29%    0.34%
Total                                          0.96%    1.74%   1.74%    0.79%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.

(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

                                    -- 2 --

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year      3 years      5 years     10 years
Class A(a)                      $667         $863       $1,076       $1,690
Class B                         $677(b)      $948(b)    $1,145(b)    $1,850(c)
Class C                         $277(b)      $548       $  945       $2,057
Class Y                         $ 81         $253       $  440       $  982

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                               1 year      3 years      5 years     10 years
Class A(a)                      $667         $863       $1,076       $1,690
Class B                         $177         $548       $  945       $1,850(b)
Class C                         $177         $548       $  945       $2,057
Class Y                         $ 81         $253       $  440       $  982

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 3 --

The Fund's Board of Directors has approved in principle the merger of RiverSource New Dimensions Fund into RiverSource Large Cap Equity Fund (formerly AXP Large Cap Equity Fund).

Completion of the merger is subject to a number of conditions, including final approval by the Board and approval by shareholders of RiverSource New Dimensions Fund. It is currently anticipated that, pending final approval from the Board, proxy materials regarding the merger will be distributed to shareholders during the fourth quarter of 2005, and that a meeting of shareholders to consider the merger will be scheduled for the first quarter of 2006.

Effective Oct. 17, 2005, the Fund's "Principal Investment Strategies and Principal Risks" sections are revised as follows:

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

   o Effective management.

   o Financial strength.

   o Competitive market or product position.

   o Technological advantage relative to other companies.

                                    -- 4 --

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

o Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o  Identifying stocks that are undervalued:

   o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   o because one or more of their valuation ratios are low relative to historical levels for the stock,

   o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

   o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

o  The security is overvalued relative to other potential investments.

o  The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o  Potential losses due to factors such as a market down-turn, can be minimized.

o  A more attractive opportunity has been identified.

                                    -- 5 --

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

                                    -- 6 --

Effective Oct. 17, 2005, the Fund's portfolio managers section is replaced with the following:

Portfolio Manager(s). The portfolio managers responsible for the Portfolio's day-to-day management are:

Robert Ewing, CFA, Portfolio Manager

o  Managed the Fund since 2005.

o Joined RiverSource Investments (previously American Express Financial Corporation (AEFC)) in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

o  Began investment career in 1988.

o  BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

o  Managed the Fund since 2005.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

o  Began investment career in 1993.

o  MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

                                    -- 7 --